Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]:
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2015	453,416
2016	417,343
2017	371,709
2018	198,759
2019	122,306
2020 and thereafter	310,852
1,874,385